As filed with the Securities and Exchange Commission on December 18, 2015

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 520	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 522	☒
(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock FundsSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on December 18, 2015.

BLACKROCK FUNDSSM (REGISTRANT) ON BEHALF OF ITS SERIES BLACKROCK MACRO THEMES FUND

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	December 18, 2015
John M. Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	December 18, 2015
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

COLLETTE CHILTON*	Trustee
Collette Chilton

FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

MARK STALNECKER*	Trustee
Mark Stalnecker

KENNETH L. URISH*	Trustee
Kenneth L. Urish

FREDERICK W. WINTER*	Trustee
Frederick W. Winter

BARBARA G. NOVICK*	Trustee
Barbara G. Novick

*By:	/s/ BENJAMIN ARCHIBALD	December 18, 2015
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Macro Themes Fund, Ltd. has duly caused this Registration Statement of BlackRock FundsSM, on behalf of BlackRock Macro Themes Fund, with respect only to information that specifically relates to BlackRock Cayman Macro Themes Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on December 18, 2015.

BLACKROCK CAYMAN MACRO THEMES FUND, LTD.

By:	/s/ John M. Perlowski
John M. Perlowski, Director

This Registration Statement of BlackRock FundsSM, on behalf of BlackRock Macro Themes Fund, with respect only to information that specifically relates to BlackRock Cayman Macro Themes Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski (John M. Perlowski)	Director, BlackRock Cayman Macro Themes Fund, Ltd.	December 18, 2015

/s/ Neal J. Andrews (Neal J. Andrews)	Director, BlackRock Cayman Macro Themes Fund, Ltd.	December 18, 2015

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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